Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense

For the years ending December 31, 2015 and 2014, all of the Company’s loss before income taxes was generated in the United States. The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2015	2014
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(3,157)	(2,727)
State	(803)	(583)

Total deferred	(3,960)	(3,310)
Valuation allowance	3,960	3,310

Total income tax expense	$—	$—

Effect Income Tax Rate Reconciliation

The differences between the income taxes expected at the Federal statutory income tax rate and the reported income tax (benefit) expense is as follows:

	2015	2014
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	4.8	4.2
Non-deductible expenses	(1.9)	(2.1)
Income tax credits	1.9	1.6
Valuation allowance	(38.8)	(37.7)

Effective tax rate	0.0%	0.0%

Components of Net Deferred Tax Assets

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2015	2014
Net operating loss carryforwards	$13,552	$9,805
Tax credit carryforwards	442	261
Stock-based compensation	1,744	1,392
Licensing deduction deferral	5,979	6,367
Other timing differences	178	110

Gross deferred tax assets	21,895	17,935
Valuation allowance	(21,895)	(17,935)

Net deferred tax asset	$—	$—